SHARE-BASED PAYMENTS - Number of Options and Weighted Averages of Exercise Prices (Details)	12 Months Ended
	Dec. 31, 2023 Option $ / shares	Dec. 31, 2022 Option $ / shares
SHARE-BASED PAYMENTS
Number of options, outstanding at beginning of year | Option	131,484	170,537
Number of options, expired and forfeited | Option	(34,133)	(39,328)
Number of options, granted | Option		275
Number of options, outstanding at end of year | Option	97,351	131,484
Number of options, exercisable at end of year | Option	86,368	98,762
Weighted average of exercise price, outstanding at beginning of year	$ 255.60	$ 260.00
Weighted average of exercise price, exercised		283.20
Weighted average of exercise price, expired and forfeited	262.43	272.80
Weighted average of exercise price, granted		80.80
Weighted average of exercise price, outstanding at end of year	252.98	255.60
Weighted average of exercise price, exercisable at end of year	$ 249.14	$ 249.20